Note 7 - Notes Payable (Details) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended						1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 16, 2012	Jul. 07, 2011	Apr. 17, 2012	Jul. 23, 2012	Apr. 16, 2014	Oct. 31, 2014	Sep. 20, 2012	Oct. 17, 2012
Note 7 - Notes Payable (Details) [Line Items]
Property, Plant and Equipment, Gross			$ 9,538,198	$ 3,911,394
Debt Instrument, Periodic Payment, Interest	4,178	3,745	10,460	23,180
Payable First Three Months [Member] | Note Payable Mining Equipment 6 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment					3,518
Payable for Twelve Months After First Three Months [Member] | Note Payable Mining Equipment 6 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment					5,000
Payable First Five Months [Member] | Note Payable Mining Equipment 7 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment					1,632
Payable For Twelve Months After First Five Months [Member] | Note Payable Mining Equipment 7 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment					2,250
Laboratory Equipment [Member]
Note 7 - Notes Payable (Details) [Line Items]
Property, Plant and Equipment, Gross			594,451	65,934					109,493
Mining Equipment [Member]
Note 7 - Notes Payable (Details) [Line Items]
Property, Plant and Equipment, Gross			1,684,197	1,569,635						65,120
Note Payable Mining Equipment [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount						198,838
Implicit Interest Rate						9.34%
Debt Instrument, Periodic Payment			5,556	5,556		5,556
Debt Instrument, Term						36 months
Note Payable Mining Equipment 2 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount							40,565
Debt Instrument, Periodic Payment	950		950	950			950
Debt Instrument, Term							48 months
Debt Instrument, Interest Rate, Effective Percentage							11.279%
Note Payable Mining Equipment 3 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount								169,500
Debt Instrument, Periodic Payment	6,060		6,060	6,060				6,060
Debt Instrument, Term								30 months
Debt Instrument, Interest Rate, Stated Percentage								5.50%
Note Payable for Laboratory Equipment [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount									91,229
Debt Instrument, Periodic Payment									9,122
Debt Instrument, Term									10 months
Note Payable, Mining Equipment, Purchased in October 2014 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount										57,900
Debt Instrument, Periodic Payment										1,339
Debt Instrument, Term										48 months
Debt Instrument, Interest Rate, Stated Percentage										5.20%
Note Payable Mining Site Vehicle [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount											37,701
Debt Instrument, Periodic Payment	628		628	628							628
Debt Instrument, Term											60 months
Note Payable Mining Equipment 6 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount					67,960
Debt Instrument, Periodic Payment			5,000	5,000
Debt Instrument, Interest Rate, Effective Percentage					5.50%
Note Payable Mining Equipment 7 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount					33,748
Debt Instrument, Periodic Payment			2,250	2,250
Debt Instrument, Interest Rate, Effective Percentage					5.50%
Note Payable Insurance Company [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										3.15%
Note Payable Insurance Company 2 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment	6,094		6,094	6,094
Debt Instrument, Interest Rate, Stated Percentage										3.15%
Note Payable Insurance Company 3 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment			4,447	4,447
Debt Instrument, Interest Rate, Stated Percentage												3.15%
Note Payable Insurance Company 4 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment			4,447	4,447
Debt Instrument, Interest Rate, Stated Percentage												4.732%
Note Payable Insurance Company [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment	$ 21,531		$ 21,531	$ 21,531
Debt Instrument, Interest Rate, Stated Percentage										3.15%